Provisions - Schedule of Estimation of Retirement Indemnity to Employee (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
% social security contributions	47.13%	45.00%	45.00%
Salary increases	2.50%	2.50%	3.50%
Discount rate	3.53%	3.72%	1.13%
Terms of retirement	Based on the employer initiative	Based on the employer initiative	Based on the employer initiative
Retirement age	66 years	65 years	65 years